Stock-Based Compensation - Stock-Based Compensation (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 1,406,131	$ 920,799	$ 4,012,585	$ 7,504,316
In cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	39,631	26,156	83,713	122,301
In research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	395,709	372,200	1,026,497	2,420,696
In selling and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation			676,635	2,111,366
In general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation			2,350,962	2,910,156
Benefit from restructuring
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	0	(78,866)	$ (125,222)	$ (60,203)
Included in selling, general and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 970,791	$ 601,309